Segment Reporting	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

17. SEGMENT REPORTING

The Group operates in a single operating segment and has one reportable segment, which includes all activities related to the sales of smart electric vehicles and auto parts and materials. The determination of a single segment is consistent with the consolidated financial information regularly provided to the Group’s chief operating decision maker (“CODM”). The CODM uses consolidated net loss for the purpose of assessing performance, making operating decisions and allocating resources. The measurement of segment assets is reported on the balance sheet as total unaudited condensed consolidated assets.

The table below provides information about Group’s segment (in thousands):

	For the six months ended June 30,
	2025	2024
Revenues	$864	$7,117

Less:
Cost of revenues	(1,549)	(8,265)

Segment gross loss	(685)	(1,148)

Less:
Depreciation and amortization	(357)	(388)
Reversal of expected credit losses	1,049	—
Salary expenses	(2,605)	(8,712)
Rental expenses	(802)	(1,578)
Other operating expenses	(1,454)	(12,058)
Interest (expenses) income, net	(2,551)	21
Other income (expenses), net	6,603	(557)
Segment loss	$(2,351)	$(32,685)